UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	April 24, 2012

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       45

Form 13F Information Table value total:       $100650



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4257  583999SH       SOLE                 0       0 583999
Agilent Technologies, Inc. COM              00846U101        831   18670SH       SOLE                 0       0  18670
Amerisourcebergen Corp     COM              03073E105        808   20380SH       SOLE                 0       0  20380
Apple Computer Inc.        COM              037833100       1577    2631SH       SOLE                 0       0   2631
Caterpillar, Inc.          COM               149123101       777    7294SH       SOLE                 0       0   7294
Chevron Corporation        COM               166764100      1123   10476SH       SOLE                 0       0  10476
Church & Dwight Co Inc     COM               171340102      1065   21645SH       SOLE                 0       0  21645
Cognizant Tech Sol Cl A    CL A              192446102      1482   19254SH       SOLE                 0       0  19254
Conoco Phillips            COM              20825C104       1077   14166SH       SOLE                 0       0  14166
Deere & Company            COM               244199105       760    9396SH       SOLE                 0       0   9396
Eaton Corporation          COM               278058102       773   15515SH       SOLE                 0       0  15515
Exxon Mobil Corporation    COM              30231G102       1075   12398SH       SOLE                 0       0  12398
Ford Motor Company         COM               345370860       130   10435SH       SOLE                 0       0  10435
H.J. Heinz Company         COM               423074103      1060   19798SH       SOLE                 0       0  19798
IHS Inc.                   COM               451734107      1401   14963SH       SOLE                 0       0  14963
Int'l Business Machines    COM               459200101       474    2274SH       SOLE                 0       0   2274
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1222   51998SH       SOLE                 0       0  51998
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1234   43526SH       SOLE                 0       0  43526
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871      1203   68933SH       SOLE                 0       0  68933
iShares MSCI New Zealand   ZEALAND INVST     464289123      1250   39473SH       SOLE                 0       0  39473
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673      1234   95742SH       SOLE                 0       0  95742
iShares MSCI South Korea   MSCI S KOREA      464286772      1211   20332SH       SOLE                 0       0  20332
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      4452  107647SH       SOLE                 0       0 107647
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390       853   17908SH       SOLE                 0       0  17908
Lab Corp of America        COM              50540R409        893    9751SH       SOLE                 0       0   9751
National Oilwell Varco     COM               637071101      1024   12886SH       SOLE                 0       0  12886
Potlatch Corporation       COM               737630103      3487  111255SH       SOLE                 0       0 111255
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       2224   51861SH       SOLE                 0       0  51861
PPG Industries, Inc.       COM               693506107      1152   12030SH       SOLE                 0       0  12030
Rayonier, Inc.             COM               754907103      5557  126030SH       SOLE                 0       0 126030
Southern Company           COM               842587107      1033   22993SH       SOLE                 0       0  22993
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407       3247   72022SH       SOLE                 0       0  72022
SPDR Consumer Staples      SBI CONS STPLS   81369Y308       1050   30798SH       SOLE                 0       0  30798
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        426    4055SH       SOLE                 0       0   4055
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      19880  300703SH       SOLE                 0       0 300703
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847       8731  133322SH       SOLE                 0       0 133322
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       3987   53996SH       SOLE                 0       0  53996
Teradata Corp              COM              88076W103       1442   21166SH       SOLE                 0       0  21166
Thermo Fisher Scientific   COM               883556102       859   15243SH       SOLE                 0       0  15243
Union Pacific Corporation  COM               907818108       708    6587SH       SOLE                 0       0   6587
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      1919   44145SH       SOLE                 0       0  44145
Vanguard Total Stock Mkt   TOTAL STK MKT     922908769       276    3823SH       SOLE                 0       0   3823
WisdomTree Dividend ex-FinaDIV EX-FINL FD   97717W406       8680  158329SH       SOLE                 0       0 158329
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1337   27780SH       SOLE                 0       0  27780
WisdomTree Managed Futures FUTRE STRAT FD   97717W125       1408   32548SH       SOLE                 0       0  32548